Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders
f period end.

(1)	Significant Accounting Policies, Continued

The following table provides a reconciliation of net income to net income available to common shareholders.

	Years Ended December 31,
	2017	2016	2015
Net Income	$5,918,340	$5,924,656	$6,115,927
Preferred Stock Dividends	—	(422,889)	(440,000)
Gain on Redemption of Preferred Stock	—	660,000	—
Net Income Available to Common Shareholders	$5,918,340	$6,161,767	$5,675,927

The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2017
	Income	Shares	Per Share
Basic EPS	$5,918,340	2,945,918	$2.01
Effect of Dilutive Securities:
Stock Options	—	951	—
Senior Convertible Debentures	301,339	303,200	(0.10)
Diluted EPS	$6,219,679	3,250,069	$1.91

	Year Ended December 31, 2016
	Income	Shares	Per Share
Basic EPS	$6,161,767	2,944,001	$2.09
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.10)
Unvested Restricted Stock	—	371	—
Diluted EPS	$6,463,533	3,248,572	$1.99

	Year Ended December 31, 2015
	Income	Shares	Per Share
Basic EPS	$5,675,927	2,944,001	$1.93
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.09)
Unvested Restricted Stock	—	111	$—
Diluted EPS	$5,977,693	3,248,312	$1.84

The average market price used in calculating the assumed number of dilutive shares issued for the years ended December 31, 2017, 2016 and 2015 was $29.05, $23.02, and $18.61 respectively. As a result of the average stock price being less than the exercise price of all options in the year ended December 31, 2015, the options were not dilutive in calculating diluted earnings per share for that period. Although the average stock price for the year ended December 31, 2016 exceeded the exercise price of some options outstanding, after factoring in the unrecognized compensation cost of the stock options, they were no longer considered dilutive.

	Years Ended December 31,
	2017	2016	2015
Net Income	$5,918,340	$5,924,656	$6,115,927
Preferred Stock Dividends	—	(422,889)	(440,000)
Gain on Redemption of Preferred Stock	—	660,000	—
Net Income Available to Common Shareholders	$5,918,340	$6,161,767	$5,675,927

The following tables show the effect of dilutive options on the Company’s net income per common share